Shareholders' Equity - Schedule of Items Reclassified Out of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	$ 8,999	$ 8,493	$ 7,435
Selling, general and administrative expenses	(1,631)	(1,454)	(1,323)
Research and development expenses	(2,100)	(1,901)	(1,723)
Pension and Other Postretirement Benefits Cost (Reversal of Cost)	(19)	(11)	(10)
Income tax benefit (expense)	(541)	(520)	(331)
Net income	4,222	3,966	2,006
Attributable to noncontrolling interest	(11)	(6)	(6)
Net income attributable to parent company as reported	4,211	3,960	2,000
Reclassification out of accumulated other comprehensive income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	(1)	(173)	5
Attributable to noncontrolling interest	0	0	0
Net income attributable to parent company as reported	(1)	(173)	5
Reclassification out of accumulated other comprehensive income | Gains (Losses) on Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax benefit (expense)	0	27	(3)
Net income	5	(170)	16
Reclassification out of accumulated other comprehensive income | Gains (Losses) on Cash Flow Hedges | Foreign exchange contract
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	1	(129)	15
Selling, general and administrative expenses	1	(15)	1
Research and development expenses	3	(53)	3
Reclassification out of accumulated other comprehensive income | Amortization of actuarial gains (losses)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Pension and Other Postretirement Benefits Cost (Reversal of Cost)	(6)	(3)	(12)
Reclassification out of accumulated other comprehensive income | Amortization of prior service cost
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Pension and Other Postretirement Benefits Cost (Reversal of Cost)	(1)	(1)	(1)
Income tax benefit (expense)	1	1	2
Net income	$ (6)	$ (3)	$ (11)